Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for Cash Generating Units with Impairment or Reversal of Impairment (Details) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 274,517,820	$ 143,179,778
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	1,205,870,906	1,238,150,113
Ku-Maloob-Zaap | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	675,642,095	646,140,977
Cuenca de Veracruz | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	132,777,887	169,460,571
Cantarell | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	67,092,681	142,433,061
Chuc | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	73,209,192	54,633,917
Aceite Terciario del golfo | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	78,617,964	54,019,442
Ogarrio Magallanes | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	19,056,945	29,327,987
Antonio J. Bermudez | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	22,211,983	28,193,558
Cactus Sitio Grande | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	33,414,483	25,684,671
Crudo Ligero Marino | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	29,084,553	21,536,136
Tsimin Xux | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	25,080,469	20,681,792
Ixtal - Manik | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	19,693,120	13,902,514
Burgos | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	10,303,986	9,686,548
Poza Rica | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	6,767,035	8,597,852
Tamaulipas constituciones | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	6,242,425	7,070,363
Arenque | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	5,931,445	5,937,235
Cuenca de Macuspana | Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 744,643	$ 843,489